Expense Example - Access Flex High Yield Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	621	1,087	2,377	281	921	1,586	3,363